Other Expenses - Summary of Other Expenses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Expenses by nature [abstract]
Stores, spare parts and tools consumed	$ 195.9	₨ 16,096.3	₨ 14,460.9	₨ 12,790.5
Freight and transportation expenses	918.5	75,476.4	62,779.6	57,157.9
Research and product development cost	1,297.5	106,619.6	92,095.0	52,266.2
Warranty and product liability expenses	1,277.5	104,973.3	88,416.3	76,819.4
Allowance for trade and other receivables, and finance receivables	253.9	20,860.1	14,265.9	9,786.3
Works operation and other expenses	3,270.5	268,729.6	213,833.9	189,460.4
Repairs to building and plant and machinery	81.3	6,681.5	4,998.1	4,282.3
Processing charges	217.3	17,858.5	14,064.8	9,656.7
Power and fuel	305.9	25,133.3	21,782.9	11,128.7
Insurance	53.8	4,418.5	4,157.7	3,362.4
Publicity	734.5	60,353.8	48,636.5	43,846.3
Total	$ 8,606.6	₨ 707,200.9	₨ 579,491.6	₨ 470,557.1